T. ROWE PRICE International Bond Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 3,156
Republic of Albania, 5.90%, 6/9/28 (EUR)  330,000 395
Total Albania (Cost $3,215) 3,551
ARGENTINA 0.1%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $500, 9.335%, 7/8/30 (USD) (2) 500,000 500
Total Argentina (Cost $500) 500
AUSTRALIA 2.7%
Corporate Bonds 0.8%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 470
APA Infrastructure, 2.00%, 7/15/30 (EUR)  700,000 755
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,157
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,687
Brambles USA, 3.625%, 4/2/33 (EUR)  370,000 420
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,620,000 1,915
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  700,000 806
7,210
Government Bonds 1.9%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  15,313,000 10,365
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,481
16,846
Total Australia (Cost $24,880) 24,056
AUSTRIA 0.3%
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 2,080,000 1,239
Republic of Austria, 3.15%, 10/20/53 (1) 1,476,000 1,521
Total Austria (Cost $2,983) 2,760

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 1.8%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 317
KBC Group, VR, 3.375%, 1/15/33 (3) 600,000 678
KBC Group, VR, 3.375%, 11/24/33 (3) 100,000 112
1,107
Government Bonds 1.7%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 14,564,000 15,184
15,184
Total Belgium (Cost $15,535) 16,291
BENIN 0.1%
Government Bonds 0.1%
Republic of Benin, 4.95%, 1/22/35 (EUR)  781,000 792
Total Benin (Cost $840) 792
BRAZIL 2.5%
Corporate Bonds 0.3%
FS Luxembourg, 8.625%, 6/25/33 (USD)  400,000 396
Klabin Austria, 5.75%, 4/3/29 (USD)  660,000 665
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(4) 1,380,000 747
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (4)(5) 340,000 181
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 585,000 586
2,575
Government Bonds 2.2%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  36,180,000 6,107
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  86,597,000 13,613
19,720
Total Brazil (Cost $22,368) 22,295

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.7%
Government Bonds 0.7%
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35  3,200,000 3,541
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34  2,050,000 2,327
Total Bulgaria (Cost $6,085) 5,868
CANADA 4.4%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 1,690,000 1,207
1,207
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 3,239
3,239
Government Bonds 3.5%
Government of Canada, 2.75%, 12/1/48  2,250,000 1,354
Government of Canada, 4.00%, 3/1/29  18,027,000 13,343
Government of Canada Real Return Bond, Series CPI,
Inflation-Indexed, 4.00%, 12/1/31  19,504,091 16,371
Province of Ontario, 3.50%, 6/2/43  496,000 313
31,381
Non-U.S. Government Mortgage-Backed Securities 0.4%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 2,001,186 1,436
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 3,295,000 2,369
3,805
Total Canada (Cost $41,275) 39,632
CHILE 0.8%
Corporate Bonds 0.1%
Engie Energia Chile, 6.375%, 4/17/34 (USD)  460,000 479
Interchile, 4.50%, 6/30/56 (USD)  500,000 410
889

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 4,575,000,000 5,019
Republic of Chile, 3.75%, 1/14/32 (EUR)  1,080,000 1,240
6,259
Total Chile (Cost $7,019) 7,148
CHINA 3.4%
Corporate Bonds 0.0%
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  200,000 191
191
Government Bonds 3.4%
People's Republic of China, Series INBK, 1.78%, 9/15/32  66,800,000 9,748
People's Republic of China, Series INBK, 1.83%, 8/25/35  60,780,000 8,809
People's Republic of China, Series INBK, 2.15%, 8/25/55  48,700,000 6,815
People's Republic of China, Series INBK, 2.47%, 7/25/54  1,280,000 190
People's Republic of China, Series INBK, 2.53%, 6/15/74  3,900,000 573
People's Republic of China, Series INBK, 3.53%, 10/18/51  13,700,000 2,428
People's Republic of China, Series INBK, 4.00%, 6/24/69  8,300,000 1,670
30,233
Total China (Cost $29,476) 30,424
COLOMBIA 0.8%
Government Bonds 0.8%
Republic of Colombia, 3.75%, 9/19/28 (EUR)  3,459,000 3,921
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,234
Republic of Colombia, Series B, 7.00%, 3/26/31  3,410,000,000 714
Total Colombia (Cost $6,516) 6,869
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 1,750,000 2,071
Total Costa Rica (Cost $2,038) 2,071

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CÔTE D'IVOIRE 0.9%
Government Bonds 0.9%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 2,000,000 2,322
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 1,400,000 1,630
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  142,000 153
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  915,000 1,035
Republic of Ivory Coast, 6.875%, 4/1/28 (1) 1,832,500,000 3,268
Total Côte d'Ivoire (Cost $7,992) 8,408
CYPRUS 0.2%
Government Bonds 0.2%
Republic of Cyprus, 0.95%, 1/20/32  1,683,000 1,719
Total Cyprus (Cost $1,923) 1,719
CZECH REPUBLIC 1.6%
Corporate Bonds 0.1%
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (3) 500,000 592
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1)(6) 370,000 378
970
Government Bonds 1.5%
Czech Republic, Series 125, 1.50%, 4/24/40  336,200,000 10,243
Czech Republic, Series 145, 3.50%, 5/30/35  69,390,000 2,958
13,201
Total Czech Republic (Cost $14,281) 14,171
DENMARK 0.6%
Corporate Bonds 0.6%
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 560,000 612
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 380,000 448
DSV Finance, 3.25%, 11/6/30 (EUR)  700,000 799
Orsted, 4.875%, 1/12/32 (GBP)  1,825,000 2,287
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 432

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TDC Net, 5.618%, 2/6/30 (EUR)  645,000 783
Total Denmark (Cost $5,204) 5,361
EGYPT 0.7%
Government Bonds 0.7%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  2,310,000 2,513
Arab Republic of Egypt Treasury Bills, Series 364D, 23.771%,
8/11/26  13,875,000 233
Arab Republic of Egypt Treasury Bills, Series 364D, 24.099%,
8/18/26  3,575,000 60
Arab Republic of Egypt Treasury Bills, Series 364D, 24.101%,
8/25/26  8,325,000 139
Arab Republic of Egypt Treasury Bills, Series 364D, 25.218%,
6/23/26  101,575,000 1,761
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  74,800,000 1,229
Total Egypt (Cost $6,057) 5,935
ESTONIA 0.7%
Government Bonds 0.7%
Republic of Estonia, 3.25%, 1/17/34  5,288,000 6,018
Total Estonia (Cost $5,873) 6,018
FRANCE 6.5%
Common Stocks 0.0%
Altice France, Acquisition Date: 10/1/25 - 2/19/26,
Cost $17 (2)(5) 956 16
16
Corporate Bonds 1.7%
Abertis France, 1.475%, 1/18/31  1,300,000 1,352
Altice France, 7.25%, 11/1/29 (1) 141,006 162
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 567
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  1,600,000 1,943
Banque Stellantis France, 4.00%, 1/21/27  400,000 466
Betclic Everest Group, 5.125%, 12/10/31 (1) 495,000 564
BNP Paribas, VR, 3.875%, 1/10/31 (3) 500,000 585
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 1,000,000 1,128
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,590
Engie, 3.875%, 1/6/31  700,000 821

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IPD 3, 5.50%, 6/15/31  698,000 758
Opal Bidco, 5.50%, 3/31/32  840,000 947
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,303
Paprec Holding, 4.125%, 7/15/30 (1) 115,000 130
Praemia Healthcare, 1.375%, 9/17/30  400,000 408
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  1,100,000 1,005
Societe Generale, VR, 4.875%, 11/21/31 (3) 600,000 723
Veolia Environnement, 1.94%, 1/7/30  500,000 545
14,997
Government Bonds 4.8%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 8,056,000 7,344
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 8,406,000 9,513
Republic of France, Series OAT, 3.25%, 5/25/55 (1) 4,051,000 3,765
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 762,000 818
Republic of France Treasury Bills, Series 14W, 2.017%,
4/29/26  18,619,000 21,489
42,929
Total France (Cost $58,074) 57,942
GERMANY 3.1%
Corporate Bonds 1.1%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 456
E.ON International Finance, 6.375%, 6/7/32 (GBP)  1,800,000 2,496
Fresenius, 1.625%, 10/8/27  415,000 469
Gruenenthal, 4.625%, 11/15/31  100,000 113
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 119
Gruenenthal, 6.75%, 5/15/30  600,000 715
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 900,000 947
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 900,000 948
Knorr-Bremse, 3.25%, 9/21/27  400,000 463
Sartorius Finance, 4.50%, 9/14/32  600,000 709
TUI Cruises, 5.00%, 5/15/30  500,000 563
Volkswagen Bank, 4.375%, 5/3/28  400,000 469
Volkswagen Bank, 4.625%, 5/3/31  700,000 826
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  200,000 229
Wintershall Dea Finance, 4.357%, 10/3/32  750,000 858
10,380

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.0%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  14,453,654 16,895
Kreditanstalt fuer Wiederaufbau, 4.70%, 6/2/37 (CAD)  924,000 684
17,579
Total Germany (Cost $27,336) 27,959
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank, VR, 3.25%, 3/12/30 (3) 1,450,000 1,650
United Group, 4.625%, 8/15/28 (1) 650,000 751
Total Greece (Cost $2,259) 2,401
HUNGARY 0.3%
Government Bonds 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 813
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,830
Total Hungary (Cost $2,345) 2,643
ICELAND 0.4%
Government Bonds 0.4%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  1,283,000 1,485
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  2,249,000 2,442
Total Iceland (Cost $4,103) 3,927
INDIA 0.2%
Corporate Bonds 0.1%
Renew Treasury Ifsc, 6.50%, 2/2/31 (USD) (1) 900,000 874
874
Government Bonds 0.1%
Republic of India, 7.26%, 8/22/32  119,200,000 1,270
1,270
Total India (Cost $2,335) 2,144

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 3.6%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD) (6) 1,080,000 1,078
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 383
1,461
Government Bonds 3.4%
Republic of Indonesia, 2.50%, 10/31/30 (CNH)  5,790,000 834
Republic of Indonesia, 2.65%, 3/4/31 (CNH)  6,560,000 951
Republic of Indonesia, 2.90%, 10/31/35 (CNH)  5,590,000 805
Republic of Indonesia, 3.05%, 3/4/36 (CNH)  6,870,000 995
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 8,090
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  1,820,000 1,216
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  690,000 470
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  50,160,000,000 2,952
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  134,878,000,000 7,819
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,199
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  14,410,000,000 857
Republic of Indonesia, Series 101, 6.875%, 4/15/29  14,452,000,000 861
Republic of Indonesia, Series 106, 7.125%, 8/15/40  17,899,000,000 1,071
Republic of Indonesia, Series 108, 6.50%, 4/15/36  49,000,000,000 2,813
30,933
Total Indonesia (Cost $33,211) 32,394
IRELAND 0.2%
Corporate Bonds 0.1%
AIB Group, VR, 3.75%, 3/20/33 (3) 680,000 781
AIB Group, VR, 4.625%, 5/20/35 (3) 307,000 360
1,141
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 193
Republic of Ireland, 2.00%, 2/18/45  687,000 623
816
Total Ireland (Cost $2,448) 1,957

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 0.4%
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,463
Total Israel (Cost $3,296) 3,463
ITALY 3.9%
Corporate Bonds 0.3%
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 476
Infrastrutture Wireless Italiane, 3.625%, 10/13/32  573,000 602
Itelyum Regeneration, 5.75%, 4/15/30 (1) 350,000 399
Snam, 0.875%, 10/25/26  1,165,000 1,334
2,811
Government Bonds 3.6%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 4,436,000 4,924
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 768,000 882
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  3,458,000 2,783
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 7/1/30  9,137,000 10,466
Italy Buoni Poliennali Del Tesoro, Series 7Y, 3.50%,
2/15/31 (1) 4,965,000 5,798
Italy Buoni Poliennali Del Tesoro, Series CPI, Inflation-
Indexed, 1.30%, 5/15/28 (1) 6,341,781 7,537
32,390
Total Italy (Cost $36,592) 35,201
JAPAN 13.2%
Government Bonds 13.2%
Government of Japan, Series 18, 3.10%, 3/20/65  259,900,000 1,432
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  964,202,679 6,097
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  475,013,862 2,994
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  312,170,500 1,948
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  1,783,139,058 10,854

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  860,170,359 5,188
Government of Japan, Series 44, 1.70%, 9/20/44  1,605,700,000 8,031
Government of Japan, Series 74, 1.00%, 3/20/52  1,267,150,000 4,468
Government of Japan, Series 75, 1.30%, 6/20/52  1,095,500,000 4,188
Government of Japan, Series 76, 1.40%, 9/20/52  398,950,000 1,561
Government of Japan, Series 83, 2.20%, 6/20/54  494,900,000 2,321
Government of Japan, Series 87, 2.80%, 6/20/55  451,700,000 2,412
Government of Japan, Series 89, 3.40%, 12/20/55  800,850,000 4,825
Government of Japan, Series 183, 1.60%, 12/20/30  749,800,000 4,688
Government of Japan, Series 370, 0.50%, 3/20/33  550,050,000 3,126
Government of Japan, Series 379, 1.50%, 6/20/35  1,030,350,000 6,077
Government of Japan Treasury Bills, Series 1353, 0.662%,
4/6/26  3,470,000,000 21,862
Government of Japan Treasury Bills, Series 1356, 0.71%,
4/20/26  4,190,000,000 26,391
Total Japan (Cost $135,619) 118,463
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  840,000 866
Total Jordan (Cost $867) 866
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  780,000 785
Tengizchevroil Finance International, 3.25%, 8/15/30
(USD) (6) 1,450,000 1,340
Total Kazakhstan (Cost $2,080) 2,125
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 590,000 555
Total Kuwait (Cost $591) 555
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26  8,433,000 9,645

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Latvia, 3.875%, 5/22/29  2,070,000 2,449
Total Latvia (Cost $11,871) 12,094
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  1,565,000 1,783
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,921
Total Lithuania (Cost $7,042) 7,704
LUXEMBOURG 0.9%
Corporate Bonds 0.9%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(7) 110,000 126
Albion Financing 1, 5.375%, 5/21/30  698,000 808
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  750,000 788
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  1,700,000 1,854
Essendi, 5.625%, 5/15/32  220,000 246
GELF Bond Issuer I, 3.625%, 11/27/31  700,000 788
Logicor Financing, 0.875%, 1/14/31  1,115,000 1,098
Logicor Financing, 3.25%, 11/13/28  950,000 1,090
SELP Finance, 3.75%, 1/16/32  507,000 573
SES, 4.875%, 6/24/33 (6) 316,000 359
Total Luxembourg (Cost $7,884) 7,730
MACAO 0.1%
Corporate Bonds 0.1%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1)(6) 760,000 731
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 490,000 502
Total Macao (Cost $1,250) 1,233
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 790,000 783
Total Madagascar (Cost $786) 783

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 1.5%
Government Bonds 1.5%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  8,407,000 2,068
Government of Malaysia, Series 0216, 4.736%, 3/15/46  41,106,000 11,125
Total Malaysia (Cost $12,190) 13,193
MEXICO 2.6%
Corporate Bonds 0.4%
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 1,025,000 1,004
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 570,000 589
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 435,000 421
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 350,000 339
Orbia Advance Corp., 6.80%, 5/13/30 (USD) (6) 780,000 764
3,117
Government Bonds 2.2%
Petroleos Mexicanos, 2.75%, 4/21/27 (EUR)  867,000 989
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  1,021,000 1,175
United Mexican States, Series M, 7.50%, 5/26/33  222,155,000 11,382
United Mexican States, Series M, 8.50%, 5/31/29  32,983,000 1,840
United Mexican States, Series S, Inflation-Indexed, 4.00%,
8/24/34  87,596,983 4,564
19,950
Total Mexico (Cost $22,210) 23,067
MONTENEGRO 0.4%
Government Bonds 0.4%
Government of Montenegro, 4.875%, 4/1/32 (1) 2,020,000 2,314
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 1,482,000 1,542
Total Montenegro (Cost $3,652) 3,856
MOROCCO 1.2%
Government Bonds 1.2%
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 5,374,000 6,179
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  972,000 1,118

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 2,820,000 3,221
Total Morocco (Cost $10,122) 10,518
NETHERLANDS 0.4%
Corporate Bonds 0.4%
IMCD, 3.625%, 4/30/30  700,000 799
ING Groep, VR, 0.375%, 9/29/28 (3) 400,000 443
ING Groep, VR, 1.75%, 2/16/31 (3) 700,000 754
Trivium Packaging Finance, 6.625%, 7/15/30  540,000 629
VZ Secured Financing, 5.25%, 1/15/33  600,000 640
Ziggo, 2.875%, 1/15/30  510,000 542
Total Netherlands (Cost $3,872) 3,807
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 913
913
Government Bonds 1.1%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  17,175,000 9,487
9,487
Total New Zealand (Cost $10,522) 10,400
NIGERIA 0.3%
Government Bonds 0.3%
Federal Republic of Nigeria OMO Bill, Series 188D, 21.402%,
5/26/26  989,000,000 693
Federal Republic of Nigeria OMO Bill, Series 196D, 20.872%,
5/5/26  1,387,000,000 984
Federal Republic of Nigeria OMO Bill, Series 252D, 20.567%,
6/30/26  322,308,000 222
Federal Republic of Nigeria OMO Bill, Series 364D, 21.051%,
6/2/26  653,000,000 456
Total Nigeria (Cost $2,298) 2,355
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 1,011

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  714,000 840
Total North Macedonia (Cost $1,779) 1,851
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,227
Total Norway (Cost $1,126) 1,227
PAKISTAN 0.1%
Corporate Bonds 0.1%
Veon Midco, 3.375%, 11/25/27 (USD)  940,000 892
Total Pakistan (Cost $898) 892
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  908,000 248
Republic of Peru, 5.40%, 8/12/34  3,413,000 932
Total Peru (Cost $1,048) 1,180
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, 3.625%, 6/15/36 (EUR)  2,060,000 2,314
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  643,000 714
Republic of Poland, Series 7Y, 3.125%, 7/7/32 (EUR)  528,000 599
Total Poland (Cost $3,725) 3,627
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 600,000 684
EDP Servicios Financieros Espana, 4.375%, 4/4/32  1,610,000 1,923
Total Portugal (Cost $2,609) 2,607
QATAR 0.1%
Corporate Bonds 0.1%
QatarEnergy, 3.125%, 7/12/41 (USD)  500,000 364

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QNB Finance, 2.75%, 2/12/27 (USD) (6) 565,000 555
Total Qatar (Cost $939) 919
ROMANIA 0.7%
Government Bonds 0.7%
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 1,427,000 1,607
Republic of Romania, 5.375%, 6/7/33 (EUR)  1,350,000 1,521
Republic of Romania, 5.875%, 7/11/32 (EUR)  2,748,000 3,222
Total Romania (Cost $6,553) 6,350
SAUDI ARABIA 0.5%
Corporate Bonds 0.0%
Ma'aden Sukuk, 5.25%, 1/29/36 (USD) (1) 530,000 515
515
Government Bonds 0.5%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 3,850,000 4,316
4,316
Total Saudi Arabia (Cost $4,552) 4,831
SERBIA 1.7%
Government Bonds 1.7%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 5,236
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,791,000 1,891
Republic of Serbia, 3.125%, 5/15/27 (EUR)  6,977,000 7,984
Total Serbia (Cost $15,372) 15,111
SINGAPORE 2.7%
Government Bonds 2.7%
Republic of Singapore, 2.25%, 8/1/36  16,760,000 12,985
Republic of Singapore, 2.50%, 4/1/30  2,800,000 2,228
Republic of Singapore, 2.875%, 7/1/29  11,585,000 9,302
Total Singapore (Cost $24,740) 24,515

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (6) 1,625,000 1,608
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 995
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 958
Total Slovenia (Cost $3,613) 3,561
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 1,072
Total South Africa (Cost $980) 1,072
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 465,000 468
468
Government Bonds 0.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  1,720,000 1,970
1,970
Total South Korea (Cost $2,476) 2,438
SPAIN 2.9%
Corporate Bonds 0.8%
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (3) 900,000 1,045
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 400,000 479
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 1,100,000 1,237
Banco de Sabadell, VR, 5.00% (3)(8) 400,000 462
CaixaBank, 3.75%, 9/7/29  600,000 702
CaixaBank, VR, 6.25%, 2/23/33 (3) 400,000 480
Cellnex Telecom, 1.75%, 10/23/30  1,700,000 1,798
Cirsa Finance International, 4.875%, 10/15/31 (1) 100,000 114
Cirsa Finance International, 4.875%, 10/15/31  780,000 889
7,206

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.1%
Kingdom of Spain, 1.90%, 10/31/52 (1) 10,985,000 8,233
Kingdom of Spain, 3.10%, 7/30/31  4,480,000 5,200
Kingdom of Spain, 3.15%, 4/30/35 (1) 4,421,000 5,005
18,438
Total Spain (Cost $25,349) 25,644
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 9.75%, 7/1/30  54,000,000 169
Republic of Sri Lanka, Series A, 11.00%, 5/15/30  46,000,000 153
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 602
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 414
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 855
Total Sri Lanka (Cost $2,067) 2,193
SUPRANATIONAL 0.3%
Corporate Bonds 0.1%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  119,100,000 1,200
1,200
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  60,000,000 618
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  96,000,000 992
1,610
Total Supranational (Cost $3,257) 2,810
SWEDEN 2.9%
Corporate Bonds 2.2%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 437
Nordea Hypotek, Series 5540, 3.00%, 11/26/30  52,000,000 5,443
Skandinaviska Enskilda Banken, Series 604, 3.00%, 12/17/30  24,000,000 2,511
Stadshypotek, Series 1596, 2.50%, 2/1/30  54,000,000 5,582
Swedbank Hypotek, Series 201, 3.00%, 10/29/30  55,000,000 5,761
19,734

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.7%
Kingdom of Sweden, Series 1067, 2.50%, 10/15/36  25,270,000 2,579
Kingdom of Sweden, Series 3111, Inflation-Indexed, 0.125%,
6/1/32  40,394,476 4,015
6,594
Total Sweden (Cost $26,329) 26,328
SWITZERLAND 0.2%
Corporate Bonds 0.2%
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 515,000 572
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 1,200,000 1,495
Total Switzerland (Cost $1,823) 2,067
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 925,000 941
Total Tanzania (Cost $922) 941
THAILAND 0.2%
Corporate Bonds 0.2%
Advanced Info Service, 4.26%, 3/4/31 (USD)  550,000 539
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 700,000 662
GC Treasury Center, VR, 6.50% (USD) (1)(3)(8) 370,000 360
Thaioil Treasury Center, VR, 6.10% (USD) (1)(3)(8) 200,000 193
Total Thailand (Cost $1,843) 1,754
TÜRKIYE 0.5%
Corporate Bonds 0.3%
Turkiye Is Bankasi, Series 182, Zero Coupon, 8/24/26  110,075,000 2,081
2,081
Government Bonds 0.2%
Republic of Türkiye, 5.15%, 3/10/34 (EUR)  1,760,000 1,962
1,962
Total Türkiye (Cost $4,289) 4,043

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (3) 1,100,000 1,054
DP World, 5.25%, 12/24/29 (USD)  2,100,000 2,080
Total United Arab Emirates (Cost $3,217) 3,134
UNITED KINGDOM 6.5%
Corporate Bonds 2.4%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  700,000 801
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 885
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 425,000 483
Barclays, VR, 5.262%, 1/29/34 (EUR) (3) 460,000 565
Barclays, VR, 6.369%, 1/31/31 (3) 790,000 1,074
Belron U.K. Finance, 4.625%, 10/15/29 (EUR)  699,000 810
Biffa Group Holdings, 5.25%, 6/15/31 (EUR)  226,000 252
Deuce Finco, 7.00%, 11/20/31  262,000 341
DS Smith, 4.50%, 7/27/30 (EUR)  401,000 473
Heathrow Funding, 1.875%, 7/12/32 (EUR)  774,000 790
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,685
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (3) 830,000 965
Jerrold Finco, 7.50%, 6/15/31 (1) 145,000 189
Miller Homes Group Finco, 7.00%, 5/15/29  420,000 544
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 452
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 918
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 850,000 948
Next Group, 3.625%, 5/18/28  1,787,000 2,293
Next Group, 4.375%, 10/2/26  540,000 714
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 1,050,000 1,129
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 667
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 800,000 925
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,168
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,142
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,219
21,432
Government Bonds 4.1%
United Kingdom Gilt, 1.25%, 10/22/41  7,338,000 5,591

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Kingdom Gilt, 3.25%, 1/22/44  4,868,000 4,842
United Kingdom Gilt, 3.75%, 3/7/27  6,727,000 8,854
United Kingdom Gilt, 4.125%, 3/7/33  12,500,000 16,020
United Kingdom Gilt, 4.375%, 7/31/54  1,598,000 1,761
37,068
Total United Kingdom (Cost $58,987) 58,500
UNITED STATES 5.9%
Corporate Bonds 5.7%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 461
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,133
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  510,000 575
Alphabet, 3.125%, 11/6/34 (EUR)  1,545,000 1,713
Alphabet, 4.00%, 11/6/44 (EUR)  1,815,000 1,989
Amazon.com, 3.70%, 3/16/35 (EUR)  915,000 1,046
Amazon.com, 4.05%, 3/16/39 (EUR)  1,181,000 1,341
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 1,026
Aramark International Finance, 4.375%, 4/15/33 (EUR)  303,000 334
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,182
Baker Hughes Holdings, 3.226%, 3/11/30 (EUR)  235,000 269
Baker Hughes Holdings, 3.812%, 3/11/34 (EUR)  270,000 309
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 410,000 467
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 669
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 359
Belden, 4.25%, 2/1/33 (EUR) (1) 640,000 714
California Buyer, 5.625%, 2/15/32 (EUR)  470,000 525
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,273
Citigroup, VR, 4.296%, 7/23/36 (EUR) (3) 1,198,000 1,358
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 1,143
Comcast, 0.75%, 2/20/32 (EUR)  800,000 776
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  700,000 820
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  464,000 561
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,387
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 105
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,150
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 2,060
Ford Motor Credit, 4.445%, 2/14/30 (EUR)  1,400,000 1,620
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 439
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,387
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 545,000 695
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  520,000 567
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 869

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,493
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 415,000 471
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (3) 650,000 775
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 593
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  650,000 859
MKS, 4.25%, 2/15/34 (EUR) (1) 295,000 326
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 404
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 492
Netflix, 3.625%, 5/15/27 (EUR)  390,000 454
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,144
NextEra Energy Capital Holdings, VR, 3.996%, 5/15/56
(EUR) (3) 900,000 1,003
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56
(EUR) (3) 990,000 1,101
OAK-Eagle Acquireco, 6.25%, 7/1/33 (EUR) (1) 400,000 472
Perrigo Finance Unlimited, 5.375%, 9/30/32 (EUR)  293,000 316
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,524
Shift4 Payments, 5.50%, 5/15/33 (EUR)  462,000 504
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  697,000 806
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 962
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 169
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 611
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 1,175,000 1,365
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 475
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,137
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 811
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 478
Westlake, 1.625%, 7/17/29 (EUR)  880,000 944
51,011
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,196,992 2,142
2,142
Total United States (Cost $53,007) 53,153
UZBEKISTAN 0.1%
Corporate Bonds 0.1%
JSCB Agrobank, 9.25%, 10/2/29 (USD)  540,000 579

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29
(USD) (6) 254,000 269
Total Uzbekistan (Cost $852) 848
SHORT-TERM INVESTMENTS 3.7%
Commercial Paper 0.5%
Non 4(2)  0.5%
NTT Finance Americas, 4.08%, 4/30/26  4,120,000 4,107
4,107
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 3.71% (10)(11) 28,993,406 28,993
28,993
Total Short-Term Investments (Cost $33,100) 33,100
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.68% (10)(11) 4,815,981 4,816
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4,816
Total Securities Lending Collateral (Cost $4,816) 4,816
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap, 2/9/38
Pay Fixed 3.15%
Annually, Receive
Variable 2.48%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 19,000 811

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
2/9/38 Receive
Fixed 3.15%
Annually, Pay
Variable 2.48%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 19,000 732
Total Options Purchased (Cost $1,225) 1,543
Total Investments in Securities  98.6%
(Cost $900,408) $ 883,704
Other Assets Less Liabilities 1.4% 12,499
Net Assets 100.0% $ 896,203
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $134,338 and represents 15.0% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $516 and represents 0.1% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Non-income producing
(6) All or a portion of this security is on loan at March 31, 2026.

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY, Call, 5/28/26
@ JPY163.16 1 13,400 (60)
UBS Investment Bank
USD / BRL, Call, 4/29/26
@ BRL5.40 1 8,900 (54)
Total Options Written (Premiums $(162)) $ (114)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 43 (33) 76
Total Greece (33) 76
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 3,250 6 3 3
Total Vietnam 3 3
Total Bilateral Credit Default Swaps, Protection
Sold (30) 79
Total Bilateral Swaps (30) 79
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S45, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 6/20/31 12,607 938 998 (60)
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/31 13,137 (236) (205) (31)
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/31 27,140 440 474 (34)
Total Foreign/Europe (125)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 1,600 4 17 (13)
Total Greece (13)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 4,251 47 21 26
Total Vietnam 26
Total Centrally Cleared Credit Default Swaps,
Protection Sold (112)
Interest Rate Swaps (0.0)%
Chile 0.0%
2 Year Interest Rate Swap, Pay Fixed
4.651% Semi-Annually, Receive Variable
3.942% (ICP) Semi-Annually, 3/16/28 2,100,000 11 — 11
2 Year Interest Rate Swap, Pay Fixed
4.871% Semi-Annually, Receive Variable
4.183% (ICP) Semi-Annually, 3/18/28 2,100,000 2 — 2
5 Year Interest Rate Swap, Pay Fixed
4.945% Semi-Annually, Receive Variable
3.942% (ICP) Semi-Annually, 3/16/31 2,000,000 12 — 12
5 Year Interest Rate Swap, Pay Fixed
5.170% Semi-Annually, Receive Variable
4.183% (ICP) Semi-Annually, 3/18/31 2,000,000 (10) — (10)
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
4.618% (ICP) Semi-Annually, 4/11/35 3,715,187 25 — 25
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
4.604% (ICP) Semi-Annually, 4/24/35 1,623,000 (2) — (2)
Total Chile 38
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 4/11/30 23,370 (25) — (25)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 1.575% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 10/23/30 34,901 (3) — (3)
5 Year Interest Rate Swap, Receive
Fixed 1.581% Quarterly, Pay Variable
1.510% (7 Day Interbank Repo)
Quarterly, 10/24/30 24,099 (1) — (1)
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 9/20/29 20,545 10 — 10
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.490% (7 Day Interbank Repo)
Quarterly, 3/12/30 114,000 81 — 81
Total China 62
Czech Republic 0.0%
10 Year Interest Rate Swap, Pay Fixed
3.995% Annually, Receive Variable
3.460% (6M CZK PRIBOR) Semi-
Annually, 3/4/36 154,711 311 — 311
Total Czech Republic 311
Foreign/Europe (0.1)%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 3,250 414 — 414
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 1,625 204 — 204
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.170% (6M EURIBOR) Semi-Annually,
12/16/39 1,175 142 — 142
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.147% (6M EURIBOR) Semi-Annually,
2/18/30 26,600 (604) — (604)
10 Year Interest Rate Swap, Pay Fixed
2.879% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
2/9/36 5,513 89 — 89

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.309% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 (427) — (427)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.159% (6M EURIBOR) Semi-Annually,
8/19/44 5,945 (596) — (596)
Total Foreign/Europe (778)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.586% (JPY TONA) Annually, 8/10/28 610,068 94 — 94
5 Year Interest Rate Swap, Receive
Fixed 1.612% Annually, Pay Variable
0.728% (JPY TONA) Annually, 1/23/31 660,000 (16) — (16)
Total Japan 78
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
6.980% (MXIBTIIE) 28 Days, 1/24/35 63,175 (144) — (144)
Total Mexico (144)
Poland 0.0%
5 Year Interest Rate Swap, Pay Fixed
4.091% Annually, Receive Variable
3.690% (6M PLN WIBOR) Semi-
Annually, 3/9/31 7,615 40 — 40
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 (33) — (33)
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 17,241 (35) — (35)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 18,930 (56) — (56)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 4,792 (15) — (15)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 14,377 (56) — (56)
7 Year Interest Rate Swap, Pay Fixed
4.110% Annually, Receive Variable
3.930% (6M PLN WIBOR) Semi-
Annually, 12/17/32 20,448 173 — 173
7 Year Interest Rate Swap, Pay Fixed
4.248% Annually, Receive Variable
3.690% (6M PLN WIBOR) Semi-
Annually, 3/9/33 1,830 12 — 12
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
3.890% (6M PLN WIBOR) Semi-
Annually, 9/29/32 28,730 (27) — (27)
Total Poland 3
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive
Fixed 4.269% Annually, Pay Variable
3.730% (GBP SONIA) Annually, 3/23/28 53,752 20 — 20
Total United Kingdom 20
Total Centrally Cleared Interest Rate Swaps (410)
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 5,450 132 — 132
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 4,000 92 — 92
Total Foreign/Europe 224
Total Centrally Cleared Zero-Coupon Inflation
Swaps 224
Total Centrally Cleared Swaps (298)
Net payments (receipts) of variation margin to date 495
Variation margin receivable (payable) on centrally cleared swaps $ 197

T. ROWE PRICE International Bond Fund

*
Credit ratings as of March 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $7.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/10/26 USD 10,466 KRW 15,846,302 $ 55
Bank of America 4/16/26 USD 1,352 TRY 61,513 (2)
Bank of America 4/17/26 HUF 716,773 USD 2,172 (19)
Bank of America 4/17/26 RON 20,508 USD 4,671 (26)
Bank of America 4/17/26 USD 3,615 CZK 75,063 79
Bank of America 4/17/26 USD 4,522 MXN 82,005 (47)
Bank of America 4/24/26 CAD 5,771 USD 4,210 (57)
Bank of America 4/24/26 USD 6,614 JPY 1,053,292 (39)
Bank of America 5/22/26 GBP 7,185 USD 9,595 (86)
Bank of America 5/29/26 USD 29,848 SEK 266,732 1,587
Bank of America 6/2/26 USD 548 BRL 2,871 1
Bank of America 6/5/26 COP 1,396,834 USD 363 11
Bank of America 6/5/26 MYR 7,506 USD 1,917 (60)
Bank of America 6/5/26 USD 4,444 MYR 17,829 32
Bank of America 6/5/26 USD 2,221 THB 72,857 1
Bank of America 6/12/26 USD 13,975 SGD 17,789 68
Bank of America 7/10/26 KRW 15,846,302 USD 10,497 69
Barclays Bank 4/16/26 TRY 96,615 USD 2,084 43
Barclays Bank 4/24/26 JPY 5,299,854 USD 33,702 (228)
BNP Paribas 4/10/26 USD 2,114 IDR 35,635,594 17
BNP Paribas 4/10/26 USD 4,121 KRW 6,218,915 36
BNP Paribas 4/16/26 ILS 1,176 USD 375 (1)
BNP Paribas 4/17/26 HUF 705,888 USD 2,147 (27)
BNP Paribas 4/17/26 USD 430 CZK 8,819 14
BNP Paribas 4/17/26 USD 4,288 HUF 1,391,735 108
BNP Paribas 4/24/26 AUD 581 USD 414 (13)
BNP Paribas 4/24/26 CAD 994 USD 730 (15)
BNP Paribas 4/24/26 JPY 225,939 USD 1,453 (26)
BNP Paribas 4/24/26 USD 1,871 JPY 297,040 (5)
BNP Paribas 4/24/26 USD 6,445 NZD 11,163 25
BNP Paribas 5/15/26 PLN 2,735 USD 766 (29)
BNP Paribas 5/22/26 GBP 4,732 USD 6,419 (156)
BNP Paribas 6/5/26 USD 3,918 MYR 15,672 40
BNP Paribas 6/12/26 USD 4,508 SGD 5,747 15
BNP Paribas 7/10/26 USD 4,153 IDR 70,649,373 4
BNY Mellon 6/12/26 CNH 16,510 USD 2,404 6
Citibank 4/10/26 IDR 57,272,668 USD 3,380 (9)
Citibank 4/10/26 KRW 24,480,088 USD 16,940 (857)
Citibank 4/10/26 NGN 1,326,045 USD 849 103
Citibank 4/10/26 USD 2,948 IDR 49,582,420 29

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 4/16/26 ILS 7,856 USD 2,490 $ 11
Citibank 4/16/26 USD 1,689 TRY 77,278 (12)
Citibank 4/17/26 CZK 245,912 USD 11,803 (219)
Citibank 4/17/26 MXN 82,522 USD 4,688 (90)
Citibank 4/17/26 RON 6,762 USD 1,545 (13)
Citibank 4/24/26 AUD 798 USD 559 (8)
Citibank 4/24/26 JPY 720,646 USD 4,537 14
Citibank 4/24/26 JPY 357,022 USD 2,350 (95)
Citibank 4/24/26 USD 4,120 AUD 5,848 87
Citibank 4/24/26 USD 14,978 CHF 11,874 86
Citibank 4/24/26 USD 2,218 JPY 336,148 95
Citibank 5/12/26 EGP 190,792 USD 3,935 (576)
Citibank 5/15/26 USD 1,070 PLN 3,992 (5)
Citibank 5/22/26 USD 1,152 EUR 992 2
Citibank 7/10/26 USD 3,368 IDR 57,272,668 5
Deutsche Bank 4/10/26 KRW 12,835,584 USD 8,952 (520)
Deutsche Bank 4/17/26 CZK 60,942 USD 2,972 (101)
Deutsche Bank 4/24/26 JPY 149,004 USD 980 (39)
Deutsche Bank 5/22/26 USD 8,878 GBP 6,638 93
Deutsche Bank 6/2/26 BRL 3,300 USD 625 3
Deutsche Bank 6/12/26 CNH 752,099 USD 109,471 279
Goldman Sachs 4/10/26 IDR 31,939,875 USD 1,884 (4)
Goldman Sachs 4/10/26 INR 79,704 USD 861 (19)
Goldman Sachs 4/10/26 NGN 1,663,170 USD 1,204 (10)
Goldman Sachs 4/10/26 USD 4,611 KRW 6,908,588 72
Goldman Sachs 4/10/26 USD 6,291 KRW 9,660,824 (56)
Goldman Sachs 4/17/26 MXN 123,271 USD 6,907 (39)
Goldman Sachs 4/24/26 NOK 13,867 USD 1,373 59
Goldman Sachs 4/24/26 USD 26,729 JPY 4,182,839 310
Goldman Sachs 6/5/26 THB 410,464 USD 13,287 (776)
Goldman Sachs 6/5/26 USD 4,384 THB 137,622 189
Goldman Sachs 6/12/26 SGD 685 USD 534 2
Goldman Sachs 6/12/26 USD 3,006 SGD 3,831 11
Goldman Sachs 7/10/26 KRW 9,660,824 USD 6,308 133
Goldman Sachs 7/10/26 USD 1,878 IDR 31,939,875 2
HSBC Bank 4/17/26 HUF 474,943 USD 1,437 (11)
HSBC Bank 4/17/26 USD 498 MXN 8,859 5
HSBC Bank 4/24/26 JPY 5,092,017 USD 32,440 (278)
HSBC Bank 5/8/26 CLP 2,025,206 USD 2,247 (59)
HSBC Bank 5/22/26 EUR 1,932 USD 2,230 8

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/22/26 EUR 3,798 USD 4,427 $ (27)
HSBC Bank 5/22/26 USD 14,969 GBP 11,209 134
JPMorgan Chase 4/10/26 INR 410,000 USD 4,477 (144)
JPMorgan Chase 4/10/26 USD 484 IDR 8,210,776 1
JPMorgan Chase 4/10/26 USD 4,513 INR 410,908 171
JPMorgan Chase 4/17/26 DKK 22,213 USD 3,488 (49)
JPMorgan Chase 4/17/26 USD 8,400 MXN 149,817 53
JPMorgan Chase 4/24/26 CAD 25,353 USD 18,621 (376)
JPMorgan Chase 4/24/26 JPY 748,335 USD 4,720 7
JPMorgan Chase 4/24/26 USD 455 AUD 646 9
JPMorgan Chase 4/24/26 USD 273 CAD 380 —
JPMorgan Chase 4/24/26 USD 3,975 JPY 621,276 51
JPMorgan Chase 4/24/26 USD 635 NZD 1,071 19
JPMorgan Chase 5/22/26 EUR 503 USD 581 2
JPMorgan Chase 5/22/26 EUR 3,305 USD 3,841 (11)
JPMorgan Chase 5/22/26 GBP 350 USD 470 (6)
JPMorgan Chase 5/22/26 USD 468 EUR 402 2
JPMorgan Chase 5/22/26 USD 2,883 EUR 2,491 (3)
JPMorgan Chase 5/22/26 USD 363 GBP 271 4
JPMorgan Chase 5/29/26 USD 999 SEK 9,170 27
JPMorgan Chase 6/2/26 USD 847 BRL 4,537 (17)
JPMorgan Chase 6/12/26 USD 292 SGD 370 2
JPMorgan Chase 7/10/26 USD 194 IDR 3,304,815 —
JPMorgan Chase 7/10/26 USD 195 IDR 3,326,655 —
Morgan Stanley 4/24/26 NZD 776 USD 443 3
Morgan Stanley 4/24/26 USD 1,464 JPY 229,446 15
Morgan Stanley 5/22/26 USD 5,990 EUR 5,036 155
Nomura Securities
International 4/24/26 AUD 6,239 USD 4,360 (57)
Nomura Securities
International 4/24/26 JPY 544,039 USD 3,581 (145)
Nomura Securities
International 4/24/26 USD 9,037 AUD 12,778 224
Nomura Securities
International 4/24/26 USD 11,775 JPY 1,801,066 400
Nomura Securities
International 6/12/26 USD 1,171 CNH 8,035 (1)
RBC Dominion
Securities 4/10/26 IDR 53,756,276 USD 3,181 (17)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 4/10/26 USD 2,583 IDR 43,401,978 $ 28
RBC Dominion
Securities 4/17/26 USD 3,020 MXN 54,798 (33)
RBC Dominion
Securities 4/24/26 CAD 871 USD 625 2
RBC Dominion
Securities 4/24/26 USD 16,095 CAD 22,154 152
RBC Dominion
Securities 5/8/26 CLP 3,254,227 USD 3,764 (248)
RBC Dominion
Securities 5/22/26 EUR 9,247 USD 10,836 (122)
RBC Dominion
Securities 5/22/26 GBP 6,730 USD 9,012 (105)
RBC Dominion
Securities 7/10/26 USD 3,171 IDR 53,756,276 14
Societe Generale 4/10/26 IDR 38,849,871 USD 2,310 (23)
Societe Generale 4/24/26 CAD 2,987 USD 2,187 (37)
Societe Generale 5/8/26 CLP 1,070,327 USD 1,239 (83)
Societe Generale 5/22/26 GBP 1,135 USD 1,522 (19)
Societe Generale 5/22/26 USD 12,377 EUR 10,636 54
Societe Generale 6/12/26 CNH 5,593 USD 818 (2)
Standard Chartered 4/10/26 USD 2,672 IDR 44,987,921 24
Standard Chartered 4/24/26 NZD 15,158 USD 8,868 (150)
Standard Chartered 4/24/26 USD 1,976 JPY 311,313 10
Standard Chartered 6/2/26 USD 917 BRL 4,944 (25)
Standard Chartered 7/10/26 USD 975 KRW 1,480,588 (13)
State Street 4/17/26 USD 22,518 CZK 469,433 405
State Street 4/24/26 USD 2,899 JPY 454,533 28
State Street 5/22/26 USD 1,874 EUR 1,583 40
State Street 5/22/26 USD 2,724 GBP 2,061 (3)
State Street 5/29/26 SEK 84,413 USD 9,226 (282)
Toronto-Dominion Bank 5/22/26 EUR 4,540 USD 5,264 (3)
UBS Investment Bank 4/10/26 USD 6,365 INR 578,112 257
UBS Investment Bank 4/17/26 MXN 39,967 USD 2,276 (49)
UBS Investment Bank 4/17/26 RON 1,213 USD 276 (1)
UBS Investment Bank 4/17/26 USD 351 HUF 116,866 —
UBS Investment Bank 4/24/26 AUD 6,795 USD 4,539 148
UBS Investment Bank 4/24/26 JPY 248,134 USD 1,581 (14)
UBS Investment Bank 5/15/26 PLN 20,984 USD 5,930 (278)
UBS Investment Bank 5/15/26 USD 299 PLN 1,101 2

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/22/26 EUR 100 USD 116 $ —
UBS Investment Bank 5/22/26 EUR 3,493 USD 4,067 (20)
UBS Investment Bank 5/22/26 USD 1,162 EUR 997 7
UBS Investment Bank 6/2/26 USD 9,216 BRL 49,007 (117)
UBS Investment Bank 6/5/26 COP 1,191,001 USD 309 10
UBS Investment Bank 6/12/26 CNH 11,812 USD 1,717 7
Wells Fargo 4/10/26 INR 81,888 USD 887 (22)
Wells Fargo 4/10/26 KRW 1,318,956 USD 902 (35)
Wells Fargo 4/10/26 PEN 15,393 USD 4,478 (58)
Wells Fargo 4/10/26 USD 4,420 PEN 15,393 (1)
Wells Fargo 4/16/26 TRY 90,711 USD 1,976 22
Wells Fargo 5/8/26 USD 4,258 CLP 3,959,587 (20)
Wells Fargo 5/22/26 USD 896 EUR 761 15
Wells Fargo 6/5/26 COP 3,220,114 USD 843 20
Wells Fargo 7/10/26 PEN 15,393 USD 4,399 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ (914)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 77 Commonwealth of Australia ten year
bond contracts 6/26 5,725 $ (50)
Long, 53 Commonwealth of Australia three year
bond contracts 6/26 3,790 (19)
Short, 494 Euro BOBL contracts 6/26 (65,909) 1,373
Long, 52 Euro BTP contracts 6/26 6,989 (325)
Short, 103 Euro BUND contracts 6/26 (14,928) 364
Long, 69 Euro BUXL thirty year bond contracts 6/26 8,794 (201)
Long, 36 Euro OAT contracts 6/26 4,939 (171)
Long, 122 Euro SCHATZ contracts 6/26 14,912 (97)
Short, 35 Government of Canada ten year bond
contracts 6/26 (3,019) 60
Short, 14 Government of Japan ten year bond
contracts 6/26 (11,495) 118
Long, 236 Republic of South Korea ten year bond
contracts 6/26 16,733 (249)
Long, 283 Republic of South Korea three year
bond contracts 6/26 19,127 (132)
Long, 218 U.K. Gilt ten year contracts 6/26 25,331 (805)
Short, 94 U.S. Treasury Notes five year contracts 6/26 (10,169) 154
Short, 94 Ultra U.S. Treasury Notes ten year
contracts 6/26 (10,671) 244
Net payments (receipts) of variation margin to date (199)
Variation margin receivable (payable) on open futures contracts $ 65

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 335
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 335+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 106,335  ¤  ¤ $ 28,993
T. Rowe Price Treasury
Reserve Fund, 3.68% 4,018  ¤  ¤ 4,816
Total $ 33,809^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $335 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $33,809.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

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Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

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fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

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by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

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($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 844,229 $ — $ 844,229
Common Stocks — 16 — 16
Short-Term Investments 28,993 4,107 — 33,100
Securities Lending Collateral 4,816 — — 4,816
Options Purchased — 1 ,543 — 1 ,543
Total Securities 33,809 849,895 — 883,704
Swaps* — 1,939 — 1,939
Forward Currency Exchange
Contracts — 6,334 — 6,334
Futures Contracts* 2,313 — — 2,313
Total $ 36,122 $ 858,168 $ — $ 894,290
Liabilities
Options Written $ — $ 114 $ — $ 114
Swaps* — 2,188 — 2,188
Forward Currency Exchange
Contracts — 7,248 — 7,248
Futures Contracts* 2,049 — — 2,049
Total $ 2,049 $ 9,550 $ — $ 11,599
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

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OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F76-054Q1 03/26